Offerings - Offering: 1	Oct. 29, 2025 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 28,624,560.44
Amount of Registration Fee	$ 4,382.42
Offering Note
(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $4,382.42 was paid in connection with the filing of the Schedule TO-I by Vista Credit Strategic Lending Corp. (File No. 005-94179) on September 24, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.
(b)
Calculated at $153.10 per $1,000,000 of the transaction value.